Schedule of income tax provision (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Income Tax Disclosure [Abstract]
Current tax expenses			£ (2,512)
Deferred tax expenses				(176,923)
Income tax expenses			£ (2,512)	£ (176,923)